OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2024	2023
Loans receivable - current	$—	$24
Less: Allowance for loans receivable - current	—	(24)
Other receivable	2	2
Other	127	141
	$129	$143

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2024, 2023 and 2022:

(in US$ thousands)	2024	2023	2022
Balance at beginning of year	$24	$29	$33
Reversal for collection of bad debt	(24)	(5)	—
Translation adjustment	—	—	(4)
Balance at end of year	$—	$24	$29